EQUIPMENT FINANCING (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Long Term Equipment Financing Liability [Abstract]
Principal value of mobile equipment financing agreement	$ 0.3	$ 0.6
Description of interest rate	implicit interest rate of 6.5%	implicit interest rate of 7.0% per annum